SCHEDULE OF NOTE ISSUANCE (Details) - Parent Company [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Total	$ 1,331,356	$ 1,266,832
September Twenty Seven Two Thousand Twenty Four [Member]
Total	898,319	920,240
October Two Two Thousand Twenty Four [Member]
Total	65,625	65,513
December Thirty Two Thousand Twenty Four [Member]
Total	39,266	38,569
December Thirty First Two Thousand Twenty Four [Member]
Total	269,680	242,510
January Twenty Two Two Thousand Twenty Five [Member]
Total	29,545
February Thirteen Two Thousand Twenty Five [Member]
Total	$ 28,921